SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 17. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

We have only one segment, the digital entertainment business segment, which operates a portfolio of digital entertainment products, primarily targeting digital entertainment service users across Asia.

Our Company uses the income from operations as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of financial statements. Please refer to the consolidated statements of profit or loss and other comprehensive income for the related segment revenue and operating results.

Major Product Lines

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2017	2018	2019
MahJong and casino casual games	$2,364	$1,816	$1,778
PC-based massive multiplayer online games	1,400	1,272	1,204
Mobile role playing games	7,776	3,998	3,538
Other games and game related revenues	56	15	125
	$11,596	$7,101	$6,645

Major Customers

No single customer represented 10% or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2017	2018	2019
Taiwan	$2,349	$2,958	$3,074
Hong Kong	9,247	4,143	3,571
	$11,596	$7,101	$6,645

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31
Geographic region / country	2017	2018	2019
Taiwan	$62	$94	$—
Hong Kong	96	27	—
	$158	$121	$—